Putnam Investments
100 Federal Street
Boston, MA 02110
July 31, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady
2030 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2040 Fund, Putnam
RetirementReady 2045 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2055 Fund,
Putnam RetirementReady 2060 Fund and Putnam RetirementReady Maturity Fund (collective, the
“Funds”), each a series of Putnam Target Date Funds (Reg. Nos. (333-117134) (811-21598) (the “Trust”)

Ladies and Gentlemen:

We are filing the amendment to the Trust’s registration statement (the “Amendment”) pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is being filed for the purpose of registering new classes of shares of the Funds, class R3, R4 and R5 shares. The Amendment relates solely to the new classes of the Funds, and nothing contained therein is intended to amend or supersede any prior filing relating to other classes of the Fund or any other series of the Trust. The disclosure included in the Amendment is otherwise consistent in all material respects with that included in the most recent Post-Effective Amendment on Form N-1A dated November 30, 2019 and filed with the Securities and Exchange Commission on November 30, 2019. The Amendment is expected to become effective on October 1, 2020.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

Caitlin Robinson
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP